Annual Fund Operating Expenses (Vanguard Capital Value Fund Retail)	Vanguard Capital Value Fund Vanguard Capital Value Fund - Investor Shares 10/1/2013 - 9/30/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.44%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.47%